Financial Instruments - Narrative (Details) liquefiedNaturalGasTon in Thousands	Aug. 03, 2024 liquefiedNaturalGasTon	Aug. 02, 2024 liquefiedNaturalGasTon	Dec. 31, 2018 liquefiedNaturalGasTon $ / barrel
Derivative [Line Items]
Tons of liquefied natural gas, capacity	2,400	2,450
Oil
Derivative [Line Items]
Derivative floor price (in usd per barrel) | $ / barrel			60.00
Tons of liquefied natural gas			1,200
Tons of liquefied natural gas, capacity			1,440
Tons of liquefied natural gas linked to TTF index			200